Operating costs - Exceptional operating items (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Staff costs
Guaranteed minimum pension equalisation charge	£ 1,586	£ 1,404	£ 1,580
Other external charges	1,978	2,044	2,285
Other operating income	(26)	(93)	(5)
Depreciation, amortisation and impairment
Brand, goodwill, tangible and other assets impairment	447	1,839	374
Total exceptional operating items	15,422	15,560	15,252
Total exceptional items
Staff costs
Guaranteed minimum pension equalisation charge	5	0	21
Other external charges	13	95	53
Other operating income	(3)	(83)	0
Depreciation, amortisation and impairment
Brand, goodwill, tangible and other assets impairment	0	1,345	0
Total exceptional operating items	£ 15	£ 1,357	£ 74